SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Balance at beginning of period Notes payables		$ 172,747,559
Balance at ending of period Notes payables		168,998,605	$ 172,747,559
Incremental Advance - 2 [Member]
Balance at beginning of period Notes payables	$ 0
Cash additions	5,468,565
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	(468,564)
Paid-In-Kind Interest Capitalized	128,000
Net Effect on Debt from Extinguishment	0
Net Effect on Equity Component of New and Amended Debt	(3,239,508)
Cash Paid for Debt Issuance Costs	(175,000)
Amortization of Debt Discounts	329,917
Balance at ending of period Notes payables	2,043,410
Incremental Advance - 1 [Member]
Balance at beginning of period Notes payables	2,168,540
Cash additions	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	0
Paid-In-Kind Interest Capitalized	159,771
Net Effect on Debt from Extinguishment	(453,979)
Net Effect on Equity Component of New and Amended Debt	(1,296,844)
Cash Paid for Debt Issuance Costs	0
Amortization of Debt Discounts	215,283
Balance at ending of period Notes payables	792,771
2nd Restatement Fee Notes [Member]
Balance at beginning of period Notes payables	0
Cash additions	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	2,000,000
Paid-In-Kind Interest Capitalized	92,538
Net Effect on Debt from Extinguishment	0
Net Effect on Equity Component of New and Amended Debt	0
Cash Paid for Debt Issuance Costs	0
Amortization of Debt Discounts	0
Balance at ending of period Notes payables	2,092,538
Restatement Fee Notes [Member]
Balance at beginning of period Notes payables	7,082,065	0
Cash additions	0	0	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	0	8,199,863
Paid-In-Kind Interest Capitalized	546,134	0
Net Effect on Debt from Extinguishment	630,758
Net Effect on Equity Component of New and Amended Debt	(4,551,980)	(1,245,676)	0
Shares Issued for Debt Issuance Costs			0
Cash Paid for Debt Issuance Costs	0	0	0
Amortization of Debt Discounts	514,837	127,878	0
Balance at ending of period Notes payables	4,221,814	7,082,065	0
Amendment Fee Notes [Member]
Balance at beginning of period Notes payables	18,964,600	0
Cash additions	0	0	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	0	18,750,000
Paid-In-Kind Interest Capitalized	1,293,540	673,593
Net Effect on Debt from Extinguishment	455,792
Net Effect on Equity Component of New and Amended Debt	(2,349,451)	(511,900)	0
Shares Issued for Debt Issuance Costs			0
Cash Paid for Debt Issuance Costs	0	0	0
Amortization of Debt Discounts	351,577	52,907	0
Balance at ending of period Notes payables	18,716,058	18,964,600	0
Tranche 4 [Member]
Balance at beginning of period Notes payables	286,691	0
Cash additions	0	15,000,000	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	0	234,282
Paid-In-Kind Interest Capitalized	827,075	0
Net Effect on Debt from Extinguishment	2,167,870
Net Effect on Equity Component of New and Amended Debt	(2,839,602)	(12,161,866)	0
Shares Issued for Debt Issuance Costs			0
Cash Paid for Debt Issuance Costs	0	(673,435)	0
Amortization of Debt Discounts	676,309	56,250	0
Balance at ending of period Notes payables	1,118,343	2,455,231	0
Tranche 3 [Member]
Balance at beginning of period Notes payables	9,680,433	0
Cash additions	0	10,000,000	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	0	0
Paid-In-Kind Interest Capitalized	685,198	288,815
Net Effect on Debt from Extinguishment	497,175
Net Effect on Equity Component of New and Amended Debt	(1,454,451)	(172,786)	0
Shares Issued for Debt Issuance Costs			0
Cash Paid for Debt Issuance Costs	0	(641,689)	0
Amortization of Debt Discounts	241,271	206,093	0
Balance at ending of period Notes payables	9,649,626	9,680,433	0
Tranche 2 [Member]
Balance at beginning of period Notes payables	25,352,687	0
Cash additions	0	25,000,000	0
Repayments	0
Fees Capitalized to Debt Related to Debt Modifications	0	0
Paid-In-Kind Interest Capitalized	1,769,530	1,570,948
Net Effect on Debt from Extinguishment	962,750
Net Effect on Equity Component of New and Amended Debt	(3,412,171)	(1,137,637)	0
Shares Issued for Debt Issuance Costs			0
Cash Paid for Debt Issuance Costs	0	(482,998)	0
Amortization of Debt Discounts	566,800	402,374	0
Balance at ending of period Notes payables	25,239,596	25,352,687	0
Tranche 1 [Member]
Balance at beginning of period Notes payables	102,833,447	86,855,415
Cash additions	0	0	100,000,000
Repayments	(8,000,000)
Fees Capitalized to Debt Related to Debt Modifications	0	0
Paid-In-Kind Interest Capitalized	7,076,486	7,713,899
Net Effect on Debt from Extinguishment	4,812,996
Net Effect on Equity Component of New and Amended Debt	(13,190,673)	6,942,719	(7,548,720)
Shares Issued for Debt Issuance Costs		0	(3,979,119)
Cash Paid for Debt Issuance Costs	0		(2,076,757)
Amortization of Debt Discounts	2,185,753	1,321,414	460,011
Balance at ending of period Notes payables	95,718,009	102,833,447	86,855,415
Senior Secured Convertible, Total [Member]
Balance at beginning of period Notes payables	166,368,463	86,855,415
Cash additions	5,468,565	50,000,000	100,000,000
Repayments	(8,000,000)
Fees Capitalized to Debt Related to Debt Modifications	1,531,436	27,184,145
Paid-In-Kind Interest Capitalized	12,578,272	10,247,255
Net Effect on Debt from Extinguishment	9,073,362
Net Effect on Equity Component of New and Amended Debt	(32,334,680)	(8,287,146)	(7,548,720)
Shares Issued for Debt Issuance Costs			(3,979,119)
Cash Paid for Debt Issuance Costs	(175,000)	(1,798,122)	(2,076,757)
Amortization of Debt Discounts	5,081,747	2,166,916	460,011
Balance at ending of period Notes payables	$ 159,592,165	$ 166,368,463	$ 86,855,415